BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 193,026	$ 0
Additions	147,805	445,616
Settlements		(59,831)
Gain on debt extinguishment	(223,000)
Change in fair value	(77,228)	(192,759)
Beginning balance	$ 40,603	$ 193,026